Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Income tax benefit related to reversal of deferred tax asset valuation allowance	$ 53,700,000
Net operating loss beginning of expiration period		2017
Net operating loss ending of expiration period		2035
Cumulative pre-tax Loss position period		3 years
Cumulative pre-tax loss position		$ 8,000,000	$ 26,700,000	$ 88,700,000
Alternative minimum tax credits	2,145,000	2,145,000	2,078,000
Deferred tax assets, expects to realize on operating loss carryforwards	37,700,000	37,700,000
Deferred tax assets, tax credit carryforwards	15,900,000	15,900,000
Deferred tax assets net	51,600,000	51,600,000
Deferred tax assets valuation allowance	73,186,000	73,186,000	128,793,000
Uncertain tax liability	0	0	0
Unrecognized tax benefits	0	0	$ 0
Expiry 2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	420,000,000	$ 420,000,000
Net Operating Loss Carryforward Expiration Year		2035
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	261,700,000	$ 261,700,000
Federal [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	34,500,000	$ 34,500,000
Net Operating Loss Carryforward Expiration Year		2030
Federal [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,500,000	$ 112,500,000
Net Operating Loss Carryforward Expiration Year		2031
Federal [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	50,000,000	$ 50,000,000
Net Operating Loss Carryforward Expiration Year		2032
Federal [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25,700,000	$ 25,700,000
Net Operating Loss Carryforward Expiration Year		2033
Federal [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	38,600,000	$ 38,600,000
Net Operating Loss Carryforward Expiration Year		2034
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	319,100,000	$ 319,100,000
State [Member] | Expiry 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,700,000	74,700,000
State [Member] | Expiry 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	109,800,000	109,800,000
State [Member] | Expiry 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	45,200,000	45,200,000
State [Member] | Expiry 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,300,000	22,300,000
State [Member] | Expiry 2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	35,300,000	35,300,000
State [Member] | Expiry 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 31,800,000	$ 31,800,000